Annual Fund Operating Expenses - PUTNAM SUSTAINABLE LEADERS FUND	Jun. 30, 2026
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.81%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.56%
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.06%
Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.56%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.48%

[1]	Management fees are subject to a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the S&P 500 Index. For the most recent fiscal year, the fund’s base management fee prior to any performance adjustment was 0.53%.